Share-based Payment - Information about Outstanding Employee Stock Options (Detail) Stock_options in Millions	12 Months Ended
Dec. 31, 2015 TWD ($) Stock_options
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Balance, beginning of year, Number of stock options | Stock_options	0.7
Options exercised, Number of stock options | Stock_options	(0.7)
Balance, beginning of year, Weighted average exercise price | $	$ 47.2
Option exercised, Weighted average exercise price | $	$ 47.2